UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4873
                                                      --------

                             The Gabelli Growth Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.

                             THE GABELLI GROWTH FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2003



TO OUR SHAREHOLDERS,
      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2003 with a description of the factors that affected the performance during the past year.

PERFORMANCE DISCUSSION
      For the fourth quarter, our top ten performing stocks were Nextel (+42%), Microchip Technology (+39%), Coach (+38%), Xilinx (+35%), Qualcomm (+29%), Texas Instruments (+29%), Applied Materials (+24%), Cisco Systems (+24%), Vodafone Group (+24%) and Clear Channel Communications (+22%). Our ten worst performers were Taiwan Semiconductor (-5%), Wal-Mart (-5%), Amgen (-4%), Microsoft (-2%), Harley Davidson (-1%), Schwab (-1%), Marsh & McLennan (+1%), Dell (+2%), PepsiCo (+2%) and Target (+2%).
      Of the stocks held for the full twelve months, the five best were Intel (+106%), Texas Instruments (+96%), Analog Devices (+91%), Tiffany (+89%) and Cisco Systems (+85%). Similarly, the five worst were Johnson & Johnson (-4%), Marsh & McLennan (+4%), Wal-Mart (+5%), Microsoft (+6%) and Medtronic (+7%).
      As you can see, our overweight in technology stocks, particularly semiconductors, helped us to outperform the market averages for the quarter and the full year. At year's end, we held 67 issues with strong representation in information technology, financial services, healthcare, media and retailing. Individual industry sectors representing less than 10% of holdings at year's end were energy, consumer staples, industrials and telecom services.

                                       Sincerely yours,
                                       /s/BRUCE N. ALPERT
                                       Bruce N. Alpert
                                       President
February 24, 2004

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE GABELLI GROWTH FUND AND THE S&P 500 INDEX

               Gabelli Growth Fund                S&P 500 Index
4/10/87                10,000                        10,000
                        9,510                         8,490
12/88                  13,238                         9,891
                       18,546                        13,016
12/90                  18,175                        12,612
                       24,409                        16,459
12/92                  25,507                        17,282
                       28,389                        19,027
12/94                  27,424                        19,274
                       36,380                        26,521
12/96                  43,449                        32,289
                       61,958                        43,071
12/98                  80,421                        55,432
                       11,761                        67,089
12/00                  10,518                        60,984
12/01                  79,835                        53,733
12/02                  52,865                        41,863
12/03                  69,454                        53,865


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2003 (A)
                                                                                                             SINCE
                                                 QUARTER     1 YEAR      3 YEAR     5 YEAR      10 YEAR  INCEPTION (B)
                                                 ---------------------------------------------------------------------
  Gabelli Growth Fund ........................   13.31%      31.38%    (12.92)%     (2.89)%      9.37%       12.28%

  S&P 500 Index ..............................   12.17%      28.67%     (4.05)%     (0.57)%     11.06%       10.92%
  Russell 1000 Growth Index ..................   10.41%      29.75%     (9.36)%     (5.11)%      9.21%       N/A(c)


 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Standard & Poor's 500 Index and the Russell 1000 Growth Index are unmanaged indicators of stock market performance. Dividends are considered reinvested. Performance for periods less than one year are not annualized.
 (b) From commencement of investment operations on April 10, 1987.
 (c) There is no data available for the Russell 1000 Growth Index prior to August 31, 1992.
--------------------------------------------------------------------------------

THE GABELLI GROWTH FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                      MARKET
     SHARES                                       COST                 VALUE
     -------                                      ----                ------
              COMMON STOCKS -- 99.2%
              AEROSPACE -- 2.5%
     218,500  General Dynamics Corp. ......  $   14,974,909      $   19,750,215
     530,000  L-3 Communications
                Holdings Inc.+ ............      24,368,765          27,220,800
                                             --------------      --------------
                                                 39,343,674          46,971,015
                                             --------------      --------------
              AVIATION: PARTS AND SERVICES -- 1.2%
     230,000  United Technologies Corp. ...      20,066,330          21,797,100
                                             --------------      --------------
              BROADCASTING -- 1.9%
     771,600  Clear Channel
                Communications Inc. .......      32,911,693          36,134,028
                                             --------------      --------------
              BUSINESS SERVICES -- 1.6%
     200,000  Cintas Corp. ................       7,197,741          10,026,000
     222,000  Omnicom Group Inc. ..........      11,411,361          19,387,260
                                             --------------      --------------
                                                 18,609,102          29,413,260
                                             --------------      --------------
              COMMUNICATIONS EQUIPMENT -- 3.8%
   1,466,000  Cisco Systems Inc.+ .........      18,976,369          35,609,140
   1,010,000  Nokia Corp., ADR ............      21,178,317          17,170,000
     358,000  Qualcomm Inc. ...............      16,428,004          19,306,940
                                             --------------      --------------
                                                 56,582,690          72,086,080
                                             --------------      --------------
              COMPUTER HARDWARE -- 1.4%
     780,000  Dell Inc.+ ..................      22,407,944          26,488,800
                                             --------------      --------------
              COMPUTER SOFTWARE AND SERVICES -- 5.4%
   2,140,000  Microsoft Corp. .............      58,087,469          58,935,600
     970,000  Symantec Corp.+ .............      26,299,710          33,610,500
     260,000  VERITAS Software Corp.+ .....       8,325,517           9,661,600
                                             --------------      --------------
                                                 92,712,696         102,207,700
                                             --------------      --------------
              CONSUMER PRODUCTS -- 1.3%
      20,000  Coach Inc.+ .................         373,000             755,000
     120,000  eBay Inc.+ ..................       4,743,776           7,750,800
     320,000  Harley-Davidson Inc. ........      13,735,948          15,209,600
      10,000  Procter & Gamble Co. ........         821,750             998,800
                                             --------------      --------------
                                                 19,674,474          24,714,200
                                             --------------      --------------
              DIVERSIFIED INDUSTRIAL -- 0.9%
     195,000  3M Co. ......................      15,497,364          16,580,850
                                             --------------      --------------
              ELECTRONICS -- 13.6%
     640,000  Analog Devices Inc.+ ........      43,182,992          29,216,000
     775,000  Applied Materials Inc.+ .....      10,365,927          17,398,750
   1,375,000  Intel Corp. .................      63,825,654          44,275,000
     305,000  KLA-Tencor Corp.+ ...........      12,661,927          17,894,350
     610,000  Linear Technology Corp. .....      16,723,794          25,662,700
     900,000  Microchip Technology Inc. ...      20,062,575          30,024,000
   2,330,400  Taiwan Semiconductor
                Manufacturing Co. Ltd.,
                ADR+ ......................      16,731,284          23,863,296

                                                                      MARKET
     SHARES                                       COST                 VALUE
     -------                                      ----                ------
   1,251,000  Texas Instruments Inc. ......  $   68,635,191      $   36,754,380
     800,000  Xilinx Inc.+ ................      21,554,027          30,992,000
                                             --------------      --------------
                                                273,743,371         256,080,476
                                             --------------      --------------
              ENERGY AND UTILITIES -- 6.0%
     208,000  Apache Corp. ................      13,004,520          16,868,800
     500,000  Murphy Oil Corp. ............      21,528,232          32,655,000
     810,000  Occidental Petroleum Corp. ..      24,094,874          34,214,400
     530,000  Schlumberger Ltd. ...........      22,498,439          29,001,600
                                             --------------      --------------
                                                 81,126,065         112,739,800
                                             --------------      --------------
              ENTERTAINMENT -- 8.0%
     670,000  Electronic Arts Inc.+ .......      31,726,084          32,012,600
   4,525,000  Time Warner Inc.+ ...........     154,048,450          81,404,750
     845,851  Viacom Inc., Cl. B ..........      38,135,328          37,538,867
                                             --------------      --------------
                                                223,909,862         150,956,217
                                             --------------      --------------
              FINANCIAL SERVICES -- 15.8%
     345,000  American Express Co. ........      13,975,931          16,639,350
     515,000  American International
                Group Inc. ................      30,974,754          34,134,200
   1,140,000  Citigroup Inc. ..............      48,382,147          55,335,600
     185,000  Goldman Sachs Group Inc. ....      17,273,282          18,265,050
     402,000  Marsh & McLennan
                Companies Inc. ............      20,900,761          19,251,780
     401,000  Mellon Financial Corp. ......      14,975,997          12,876,110
     745,000  Merrill Lynch & Co. Inc. ....      36,173,325          43,694,250
     610,900  Northern Trust Corp. ........      34,078,011          28,357,978
   1,330,000  Schwab (Charles) Corp. ......      18,580,891          15,747,200
   1,023,800  State Street Corp. ..........      48,931,986          53,319,504
                                             --------------      --------------
                                                284,247,085         297,621,022
                                             --------------      --------------
              FOOD AND BEVERAGE -- 5.6%
     300,000  Cheesecake Factory Inc.+ ....      10,206,066          13,209,000
      10,000  Coca-Cola Co. ...............         392,510             507,500
     610,000  PepsiCo Inc. ................      30,203,026          28,438,200
     600,000  Starbucks Corp.+ ............      14,081,521          19,836,000
     815,000  Sysco Corp. .................      23,968,672          30,342,450
     190,000  Whole Foods Market Inc.+ ....       9,390,864          12,754,700
                                             --------------      --------------
                                                 88,242,659         105,087,850
                                             --------------      --------------
              HEALTH CARE -- 15.3%
     973,000  Amgen Inc.+ .................      44,867,130          60,131,400
     250,000  Eli Lilly & Co. .............      20,155,523          17,582,500
     549,000  Johnson & Johnson ...........      29,724,069          28,361,340
   1,220,000  Medtronic Inc. ..............      56,355,264          59,304,200
   1,632,500  Pfizer Inc. .................      53,915,564          57,676,225
   1,110,000  UnitedHealth Group Inc. .....      54,498,281          64,579,800
                                             --------------      --------------
                                                259,515,831         287,635,465
                                             --------------      --------------
              PUBLISHING -- 1.0%
     267,500  McGraw-Hill
                Companies Inc. ............      12,711,009          18,703,600
                                             --------------      --------------

                 See accompanying notes to financial statements.

THE GABELLI GROWTH FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                      MARKET
     SHARES                                       COST                 VALUE
     -------                                      ----                ------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 9.0%
     440,000  Bed Bath & Beyond Inc.+ .....  $   15,608,660      $   19,074,000
     280,000  Target Corp. ................      10,945,351          10,752,000
     936,577  The Home Depot Inc. .........      34,527,625          33,239,118
     993,400  Tiffany & Co. ...............      19,048,397          44,901,680
     300,000  Wal-Mart Stores Inc. ........      18,056,174          15,915,000
   1,225,000  Walgreen Co. ................      43,073,842          44,565,500
                                             --------------      --------------
                                                141,260,049         168,447,298
                                             --------------      --------------
              SATELLITE -- 0.7%
     773,823  Hughes Electronics Corp.+ ...      22,586,989          12,806,771
                                             --------------      --------------
              TELECOMMUNICATIONS -- 0.4%
     210,000  UTStarcom Inc.+ .............       7,819,835           7,784,700
                                             --------------      --------------
              WIRELESS COMMUNICATIONS -- 3.8%
   1,175,000  Nextel Communications Inc.,
                Cl. A+ ....................      23,469,629          32,970,500
   1,575,000  Vodafone Group plc, ADR .....      30,711,473          39,438,000
                                             --------------      --------------
                                                 54,181,102          72,408,500
                                             --------------      --------------
              TOTAL COMMON STOCKS .........   1,767,149,824       1,866,664,732
                                             --------------      --------------
              PREFERRED STOCKS -- 0.1%
              PUBLISHING -- 0.1%
      86,549  News Corp. Ltd., Pfd., ADR ..       2,518,601           2,618,107
                                             --------------      --------------

    PRINCIPAL                                                         MARKET
     AMOUNT                                       COST                 VALUE
     -------                                      ----                ------
              U.S.  GOVERNMENT  OBLIGATIONS -- 0.8%
 $14,961,000  U.S.  Treasury Bills,
                0.872% to 0.950%++,
                01/02/04 to 03/25/04 ......  $   14,944,346      $   14,944,694
                                             --------------      --------------
              TOTAL INVESTMENTS --
                100.1% ....................  $1,784,612,771       1,884,227,533
                                             =============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.1)%           (2,770,155)
                                                                 --------------
              NET ASSETS -- 100.0% ..........................    $1,881,457,378
                                                                 ==============
----------------
              For Federal tax purposes:
              Aggregate cost ................................    $1,807,038,470
                                                                 ==============
              Gross unrealized appreciation .................    $  273,703,252
              Gross unrealized depreciation .................      (196,514,189)
                                                                 --------------
              Net unrealized appreciation ...................    $   77,189,063
                                                                 ==============
----------------
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.


                 See accompanying notes to financial statements.

                             THE GABELLI GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $1,784,612,771) ...............   $ 1,884,227,533
  Cash ......................................................               659
  Receivable for Fund shares sold ...........................         2,016,488
  Dividends receivable ......................................         1,556,625
  Other assets ..............................................            79,800
                                                                ---------------
  TOTAL ASSETS ..............................................     1,887,881,105
                                                                ---------------
LIABILITIES:
  Payable for Fund shares redeemed ..........................         3,565,931
  Payable for investment advisory fees ......................         1,564,871
  Payable for distribution fees .............................           391,218
  Other accrued expenses ....................................           901,707
                                                                ---------------
  TOTAL LIABILITIES .........................................         6,423,727
                                                                ---------------
  NET ASSETS applicable to 75,411,608
    shares outstanding ......................................   $ 1,881,457,378
                                                                ===============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value ...............   $       754,116
  Additional paid-in capital ................................     2,965,676,674
  Accumulated net realized loss
    on investments ..........................................    (1,184,588,174)
  Net unrealized appreciation on investments ................        99,614,762
                                                                ---------------
  TOTAL NET ASSETS ..........................................   $ 1,881,457,378
                                                                ===============
  NET ASSET VALUE, offering and redemption
    price per share ($1,881,457,378 / 75,411,608*
    shares  outstanding; unlimited number of shares
    authorized of $0.01 par value) ..........................            $24.95
                                                                         ======

--------------------------------------------------------------------------------
*Refer to Note 9 in the Notes to Financial Statements.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes $123,490) ...................    $ 14,777,453
  Interest ....................................................         152,315
                                                                   ------------
  TOTAL INVESTMENT INCOME .....................................      14,929,768
                                                                   ------------
EXPENSES:
  Investment advisory fees ....................................      17,152,190
  Distribution fees ...........................................       4,288,047
  Shareholder services fees ...................................       2,502,989
  Shareholder communications expenses .........................         674,446
  Custodian fees ..............................................         250,906
  Trustees' fees ..............................................          73,720
  Legal and audit fees ........................................          72,839
  Registration fees ...........................................          32,813
  Miscellaneous expenses ......................................         127,469
                                                                   ------------
  TOTAL EXPENSES ..............................................      25,175,419
                                                                   ------------
  NET INVESTMENT LOSS .........................................     (10,245,651)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized loss on investments ............................    (351,352,120)
  Net change in unrealized appreciation/
    (depreciation) on investments .............................     833,859,516
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS ............................................     482,507,396
                                                                   ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ...........................................    $472,261,745
                                                                   ============

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED            YEAR ENDED
                                                                              DECEMBER 31, 2003     DECEMBER 31, 2002
                                                                              -----------------     -----------------
OPERATIONS:
  Net investment loss ......................................................   $  (10,245,651)      $   (15,060,172)
  Net realized loss on investments .........................................     (351,352,120)         (759,180,066)
  Net change in unrealized appreciation/(depreciation) on investments ......      833,859,516          (176,872,952)
                                                                               --------------       ---------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........      472,261,745          (951,113,190)
                                                                               --------------       ---------------
SHARE TRANSACTIONS:
  Net decrease in net assets from shares of beneficial interest transactions     (266,620,685)         (321,460,700)
                                                                               --------------       ---------------
  NET INCREASE/(DECREASE) IN NET ASSETS ....................................      205,641,060        (1,272,573,890)
NET ASSETS:
  Beginning of period ......................................................    1,675,816,318         2,948,390,208
                                                                               --------------       ---------------
  End of period ............................................................   $1,881,457,378       $ 1,675,816,318
                                                                               ==============       ===============


                 See accompanying notes to financial statements.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Growth Fund (the "Fund") was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $10,245,651, with an offsetting adjustment to additional paid-in capital.

No distributions were made in 2002 or 2003.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Accumulated capital loss carryforward ..........   $(1,162,162,476)
          Net unrealized appreciation ....................        77,189,063
                                                             ---------------
          Total accumulated loss .........................   $(1,084,973,413)
                                                             ===============
The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $1,162,162,476. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $68,961,980 of the loss carryforward is available through 2009; $743,150,002 is available through 2010; and $350,050,494 is available through 2011.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Trustees has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2003 the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $4,288,047, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the year ended December 31, 2003, other than short term securities, aggregated $713,604,562 and $1,010,834,353, respectively.

6. TRANSACTIONS WITH AFFILIATES. The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory agreement between the Fund and the Advisor. During fiscal 2003, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings against the line of credit during the year ended December 31, 2003.

8. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                             YEAR ENDED                         YEAR ENDED
                                                          DECEMBER 31, 2003                 DECEMBER 31, 2002
                                                    ----------------------------       ----------------------------
                                                       SHARES          AMOUNT            SHARES          AMOUNT
Shares sold .....................................    14,775,159    $ 306,104,714        26,974,204    $ 605,995,363
Shares redeemed .................................   (27,593,891)    (572,725,399)      (41,533,751)    (927,456,063)
                                                    -----------    -------------       -----------    -------------
Net increase (decrease) .........................   (12,818,732)   $(266,620,685)      (14,559,547)   $(321,460,700)
                                                    ===========    =============       ===========    =============

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
9. MULTIPLE SHARE CLASSES. The Board of Trustees of the Fund approved a Rule 18f-3 Multi-Class Plan relating to the various classes of shares of the Fund -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares (the "Multi-Class Shares"). In addition, the Board also approved a Distribution Agreement and Rule 12b-1 plans providing for payments of 0.25% of average net assets for Class A Shares and 1.00% of average net assets for Class B and C Shares. The existing shares, which were first offered on April 10, 1987, were redesignated as Class AAA Shares and do not impose a sales load. The Class A Shares, Class B Shares and Class C Shares were first offered to the public on December 31, 2003 and were seeded with $1,000 (40.08 shares at $24.95 per share) by Gabelli Asset Management Inc. as of December 31, 2003. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase and automatically convert to Class A Shares after eight years of the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase (one year beginning May 1, 2004).

10. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser is fully cooperating in responding to the request. The Fund does not believe that this matter will have a material adverse effect on the Fund's financial position or results of the operations.


FINANCIAL HIGHLIGHTS (B)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                       YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                      2003          2002           2001          2000          1999
                                                   ----------    ----------     ----------    ----------     ----------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ........   $    18.99    $    28.68     $    37.79    $    46.51     $    35.40
                                                   ----------    ----------     ----------    ----------     ----------
   Net investment loss .........................        (0.14)        (0.17)         (0.23)        (0.24)         (0.23)
   Net realized and unrealized gain/(loss)
     on investments ............................         6.10         (9.52)         (8.88)        (4.64)         16.50
                                                   ----------    ----------     ----------    ----------     ----------
   Total from investment operations ............         5.96         (9.69)         (9.11)        (4.88)         16.27
                                                   ----------    ----------     ----------    ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investments ............           --            --          (0.00)(a)     (3.84)         (5.16)
                                                   ----------    ----------     ----------    ----------     ----------
   Total distributions .........................           --            --          (0.00)(a)     (3.84)         (5.16)
                                                   ----------    ----------     ----------    ----------     ----------
   NET ASSET VALUE, END OF PERIOD ..............   $    24.95    $    18.99     $    28.68    $    37.79     $    46.51
                                                   ==========    ==========     ==========    ==========     ==========
   Total return+ ...............................         31.4%        (33.8)%        (24.1)%       (10.6)%         46.3%
                                                   ==========    ==========     ==========    ==========     ==========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ........   $1,881,457    $1,675,816     $2,948,390    $3,833,807     $3,158,448
   Ratio of net investment income / (loss)
     to average net assets .....................        (0.60)%       (0.68)%        (0.71)%       (0.63)%       (0.68)%
   Ratio of operating expenses to average
     net assets ................................         1.47%         1.43%          1.40%         1.38%          1.37%
   Portfolio turnover rate .....................           42%           30%            26%           55%            52%

--------------------------------------------------------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Amount represents less than $0.005 per share.
(b) Class A, Class B and Class C shares were outstanding as of December 31, 2003. Financial Highlights are not presented for Class A, Class B and Class C shares as the information is not considered meaningful.

See accompanying notes to financial statements.

THE GABELLI GROWTH FUND
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To The Board of Trustees and Shareholders of
The Gabelli Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Growth Fund (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 20, 2004

THE GABELLI GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Growth Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Growth Fund at One Corporate Center, Rye, NY 10580.

                        TERM OF         NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)      LENGTH OF        COMPLEX
    ADDRESS 1             TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                          OTHER DIRECTORSHIPS
    AND AGE             SERVED 2         TRUSTEE         DURING PAST FIVE YEARS                             HELD BY TRUSTEE
----------------       ---------      -------------      ----------------------                           ------------------
INTERESTED TRUSTEES 3:
----------------------
MARIO J. GABELLI       Since 1992          24        Chairman of the Board and Chief Executive            Director of Morgan Group
Trustee                                              Officer of Gabelli Asset Management Inc. and         Holdings, Inc. (holding
Age: 61                                              Chief Investment Officer of Gabelli Funds,           company); Vice Chairman of
                                                     LLC and GAMCO Investors, Inc.; Vice                  Lynch Corporation
                                                     Chairman and Chief Executive Officer of              (diversified
                                                     Lynch Interactive Corporation (multimedia            manufacturing)
                                                     and services)

JOHN D. GABELLI        Since 1995          10        Senior Vice President of Gabelli & Company,                       --
Trustee                                              Inc. Director of Gabelli Advisers, Inc.
Age: 59

KARL OTTO POHL         Since 1992          33        Member of the Shareholder Committee of               Director of Gabelli
Trustee                                              Sal Oppenheim Jr. & Cie (private invest-             Asset Management Inc.
Age: 74                                              ment bank); Former President of the                  (investment management);
                                                     Deutsche Bundesbank and Chairman of its              Chairman, Incentive
                                                     Central Bank Council (1980-1991)                     Capital and Incentive
                                                                                                          Asset Management (Zurich);
                                                                                                          Director at Sal Oppenheim,
                                                                                                          Jr. & Cie, Zurich

ANTHONY TORNA, SR.     Since 1987           1        Registered Representative, Maxim Group LLC                        --
Trustee                                              from 2002; Investec Ernst & Company,
Age: 77                                              2001-2002; Herzog, Heine & Geduld, Inc.
                                                     through 2000

NON-INTERESTED TRUSTEES:
------------------------
ANTHONY J. COLAVITA    Since 1989          35        President and Attorney at Law in the law firm                     --
Trustee                                              of Anthony J. Colavita, P.C.
Age: 68

JAMES P. CONN          Since 1992          12        Former Managing Director and Chief                   Director of LaQuinta Corp.
Trustee                                              Investment Officer of Financial Security             (hotels) and First
Age: 65                                              Assurance Holdings, Ltd. (1992-1998)                 Republic Bank

DUGALD A. FLETCHER     1989-1996           2         President, Fletcher & Company, Inc.                  Director of Harris and
Trustee                2000-present                  Former Director and Chairman and                     Harris Group, Inc.
Age: 74                                              Chief Executive Officer of Binnings                  (venture capital)
                                                     Building Products, Inc. (1997)

ROBERT J. MORRISSEY    Since 2001          10        Partner in the law firm of Morrissey,                             --
Trustee                                              Hawkins & Lynch
Age: 64

ANTHONY R. PUSTORINO   Since 1987          17        Certified Public Accountant; Professor               Director of Lynch
Trustee                                              Emeritus, Pace University                            Corporation (diversified
Age: 78                                                                                                   manufacturing)



                                       10


THE GABELLI GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                        TERM OF         NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)      LENGTH OF        COMPLEX
    ADDRESS 1             TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                          OTHER DIRECTORSHIPS
    AND AGE             SERVED 2         TRUSTEE         DURING PAST FIVE YEARS                             HELD BY TRUSTEE
----------------       ---------      -------------      ----------------------                           ------------------
NON-INTERESTED TRUSTEES (CONTINUED):
------------------------------------
ANTHONIE C. VAN EKRIS   1987-1989          20        Managing Director of BALMAC                          Director of Aurado
Trustee                1992-present                  International, Inc. (commodities)                    Exploration, Inc.
Age: 69                                                                                                   (oil and gas operations)

SALVATORE J. ZIZZA      1987-1996          11        Chairman, Hallmark Electrical                        Director of Hollis
Trustee                2000-present                  Supplies Corp.                                       Eden Pharmaceuticals
Age: 58

OFFICERS:
BRUCE N. ALPERT        Since 1994          --        Executive Vice President and Chief Operating                      --
President                                            Officer of Gabelli Funds, LLC since 1988 and
Age: 52                                              an officer of all mutual funds advised by
                                                     Gabelli Funds, LLC and its affiliates.
                                                     Director and President of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1995          --        Vice President, General Counsel and Secretary                     --
Secretary                                            of Gabelli Asset Management Inc. since 1999
Age: 40                                              and GAMCO Investors, Inc. since 1993; Secretary
                                                     of all mutual funds advised by Gabelli Advisers,
                                                     Inc. and Gabelli Funds, LLC

-----------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. M. Gabelli, J. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mr. Torna is considered an interested person because he is a registered broker with a firm to which the Fund Complex (but not the Fund) pays brokerage commissions. Mario J. Gabelli and John D. Gabelli are brothers.

--------------------------------------------------------------------------------
  GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
  WHO ARE WE?
  The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

  WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
  If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
  o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.
  o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

  WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
  We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

  WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
  We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             THE GABELLI GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                      BOARD OF TRUSTEES
Mario J. Gabelli, CFA              Karl Otto Pohl
CHAIRMAN AND CHIEF                 FORMER PRESIDENT
INVESTMENT OFFICER                 DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                Anthony R. Pustorino
ATTORNEY-AT-LAW                    CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.          PROFESSOR EMERITUS
                                   PACE UNIVERSITY

James P. Conn                      Anthony Torna
FORMER CHIEF INVESTMENT OFFICER    MAXIM GROUP LLC
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher                 Anthonie C. van Ekris
PRESIDENT,                         MANAGING DIRECTOR
FLETCHER &COMPANY, INC.            BALMAC INTERNATIONAL, INC.

John D. Gabelli                    Salvatore J. Zizza
SENIOR VICE PRESIDENT              CHAIRMAN, HALLMARK ELECTRICAL
GABELLI & COMPANY, INC.            SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

             OFFICERS AND PORTFOLIO MANAGER
Bruce N. Alpert                    Howard F. Ward, CFA
PRESIDENT                          PORTFOLIO MANAGER

James E. McKee
SECRETARY
                       DISTRIBUTOR
                Gabelli & Company, Inc.

     CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
          State Street Bank and Trust Company

                     LEGAL COUNSEL
       Skadden, Arps, Slate, Meagher & Flom LLP

[GABELLI PHOTO OMITTED]

THE
GABELLI
GROWTH
FUND

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB406Q403SR


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) No response required.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,000 in 2003 and $32,689 in 2002.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,350 in 2003 and $2,250 in 2002.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

     (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item are $0 for 2003 and $0 for 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2003 and $0 in 2002.

          (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                The Gabelli Growth Fund
             -------------------------------------------------------------------

By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer


Date                                        March 9, 2004
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                            Bruce N. Alpert, Principal Executive
                                            Officer and Principal Financial
                                            Officer


Date                                        March 9, 2004
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.